Financial Instruments - Summary of Interest-Bearing Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Carrying amount	₺ (36,778,133)	₺ (21,586,422)
USD | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	3.10%	3.20%
Carrying amount	₺ (3,999,264)	₺ (2,644,049)
EUR | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	2.30%	2.20%
Carrying amount	₺ (9,188,487)	₺ (5,660,654)